Financial instruments, Foreign Exchange Risk (Details)	12 Months Ended
	Jun. 30, 2022 AUD ($) $ / $	Jun. 30, 2021 AUD ($)
Financial assets [Abstract]
Trade and other receivables	$ 495,000	$ 625,000
Foreign Exchange Risk [Member]
Financial instruments denominated in United States dollars [Abstract]
Percentage of cash reserves held in US Dollars	46.00%
Average rate | $ / $	0.7238
Spot rate | $ / $	0.6896
Financial assets [Abstract]
Cash	$ 63,334,000	61,992,000
Trade and other receivables	29,000	32,000
Financial liabilities [Abstract]
Trade and other payables	12,163,000	5,954,000
Lease liabilities	270,000	118,000
Foreign Exchange Risk [Member] | Currency Risk, 10% Increase [Member]
Sensitivity analysis [Abstract]
Increase / decrease, effect on loss before tax	5,750,000	5,636,000
Increase / decrease, effect on receivables	3,000	3,000
Increase / decrease, effect on payables	1,106,000	538,000
Foreign Exchange Risk [Member] | Currency Risk, 10% Decrease [Member]
Sensitivity analysis [Abstract]
Increase / decrease, effect on loss before tax	7,028,000	6,888,000
Increase / decrease, effect on receivables	3,000	4,000
Increase / decrease, effect on payables	$ 1,351,000	$ 657,000